Borrowings - Schedule of reconciliation of loan (Details) € in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	€ 176,847
Borrowings, ending period	180,415		€ 176,847
Less: non-current portion	(160,549)		(132,768)
CURRENT PORTION	19,867		44,079
Amended debt financing agreement due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning period	167,520		89,182
Proceeds of issue	0		91,111
Transaction costs	(944)		(11,198)
Accrued interest	10,152		12,942
Payment of interest	(9,351)		(11,022)
Exchange rate difference	6,137		(3,494)
Borrowings, ending period	173,515	$ 185.7	167,520
Less: non-current portion	(154,616)		(127,119)
CURRENT PORTION	€ 18,899		€ 40,401